Stockholders' Equity - Common Stock (Details) - $ / shares			2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 19, 2020	Dec. 30, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Mar. 13, 2020
Class of Stock [Line Items]
Common shares, shares issued (in shares)				23,000,000	23,000,000
Common shares, outstanding including shares subject to possible redemption			0
Common shares, shares outstanding (in shares)				23,000,000	23,000,000
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, issued including shares subject to possible redemption					23,000,000
Common shares, shares issued (in shares)			0	2,947,056	2,903,512
Common shares, outstanding including shares subject to possible redemption					23,000,000
Common shares, shares outstanding (in shares)			0	2,947,056	2,903,512
Common stock, shares subject to possible redemption					21,975,605
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares					20.00%
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			5,750,000	5,750,000	5,750,000
Common shares, shares outstanding (in shares)			5,750,000	5,750,000	5,750,000
Common shares, votes per share				$ 1	$ 1
Total number of shares after stock split (in shares)	5,750,000
Number of shares subject to forfeiture (in shares)	750,000		750,000
Beneficial ownership (as a percent)				20.00%	20.00%
Number of Class A common stock issued upon conversion of each share (in shares)					1
Class B common stock | Sponsor
Class of Stock [Line Items]
Number of shares issued (in shares)	4,312,500	4,312,500
Number of shares held after stock split (in shares)	5,360,000